UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2020

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of June 30, 2020

					Expense ratios (%)

	Inception date	1 year	5 year	10 year	Gross	Net[1]

Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	2.55	4.26	5.88	0.02	0.00

Bloomberg Barclays Municipal Bond Index[2]	–	4.45	3.93	4.22	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker-dealer) or directly with the client.

Please see footnotes on page 3.

2  |  Wells Fargo Managed Account

Performance highlights (unaudited)

Credit quality as of June 30, 2020[3]

Effective maturity distribution of June 30, 2020[4]

[1]

Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[3]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[4]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  3

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2020	Ending account value 6-30-2020	Expenses paid during the period[1]		Annualized net expense ratio

Actual	$1,000.00	$999.99	$0.00	*	0.00	%*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00	*	0.00	%*

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*

Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

4  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 100.03%

Alabama: 3.03%

Tax Revenue: 0.72%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$4,995,000	$6,023,221

Utilities Revenue: 2.07%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	3,000,000	3,078,660
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.97	6-1-2049	2,925,000	2,855,648
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.68	9-1-2046	11,400,000	11,400,000

				17,334,308

Water & Sewer Revenue: 0.24%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,140,723
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	849,642

				1,990,365

				25,347,894

Alaska: 0.26%

Health Revenue: 0.26%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,199,604

Arizona: 3.05%

Education Revenue: 1.71%
Arizona IDA Education Revenue Candeo Schools Incorporate Project Series A (South Dakota Credit Program Insured)	4.00	7-1-2047	650,000	693,531
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	410,000	424,924
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	515,000	511,977
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,000,530
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,040,260
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	631,980
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	275,000	289,259
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	190,000	191,638
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,087,350
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	963,704
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,234,330
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	505,000	514,181
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,540,180
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,067,180
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	145,000	147,364

				14,338,388

GO Revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	507,620

Miscellaneous Revenue: 0.25%
Phoenix AZ Civic Improvement Corporation Rental Car Facility Charge Revenue Series A	4.00	7-1-2045	2,000,000	2,076,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  5

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue: 0.28%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80%	6-1-2027	$2,300,000	$2,329,325

Tax Revenue: 0.16%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,343,652

Utilities Revenue: 0.59%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,338,140
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,619,817

				4,957,957

				25,553,742

California: 3.04%

Airport Revenue: 1.50%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,383,100
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,179,250

				12,562,350

Education Revenue: 0.27%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,097,900
University of California Series AI	5.00	5-15-2038	1,000,000	1,110,200

				2,208,100

GO Revenue: 0.54%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	431,460
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	93,896
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,510,330
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	492,192

				4,527,878

Health Revenue: 0.30%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,153,330
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	100,688
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	152,648
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	886,618
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	242,451

				2,535,735

Housing Revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	536,980
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	496,264	531,931

				1,068,911

Miscellaneous Revenue: 0.23%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,089,600
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	241,510
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	609,355

				1,940,465

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 0.07%
Los Angeles CA Department of Water & Power Series A	5.00%	7-1-2039	$500,000	$576,960

				25,420,399

Colorado: 2.28%

Education Revenue: 0.39%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,490,000	1,525,894
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	445,000	487,097
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,236,190

				3,249,181

GO Revenue: 0.53%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	752,640
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	739,335
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	841,169
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	670,683
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,442,378

				4,446,205

Health Revenue: 0.69%
Colorado Health facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,521,610
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,243,480

				5,765,090

Industrial Development Revenue: 0.32%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,649,975

Miscellaneous Revenue: 0.35%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,139,470
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,828,050

				2,967,520

				19,077,971

Connecticut: 0.88%

Education Revenue: 0.26%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	1,075,879
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,109,636

				2,185,515

GO Revenue: 0.51%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,191,440
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	522,675
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	318,931
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,229,531

				4,262,577

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  7

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00%	7-1-2041	$860,000	$922,986

				7,371,078

Delaware: 0.19%

Education Revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,594,470

District of Columbia: 0.04%

Education Revenue: 0.00%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	10,000	10,021

Miscellaneous Revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	309,369

				319,390

Florida: 4.37%

Airport Revenue: 2.34%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,122,350
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	3,620,000	3,903,917
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,092,933
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,334,845
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,131,030

				19,585,075

Education Revenue: 0.46%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,124,570
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,242,228
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,518,660

				3,885,458

Health Revenue: 0.53%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,565,460
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	162,500
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	288,131
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	572,418
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	315,465
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	313,365
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	590,772
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	588,060

				4,396,171

Miscellaneous Revenue: 0.48%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	536,370
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,486,300

				4,022,670

Transportation Revenue: 0.56%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,709,040

				36,598,414

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.59%

Energy Revenue: 0.26%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00%	1-1-2036	$800,000	$960,808
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,187,250

				2,148,058

Health Revenue: 0.13%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,128,840

Industrial Development Revenue: 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	59,468

Utilities Revenue: 2.19%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 4	2.25	10-1-2032	1,000,000	1,020,910
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,239,950
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,377,360
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,938,896
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.87	4-1-2048	4,800,000	4,759,008

				18,336,124

				21,672,490

Guam: 0.24%

Tax Revenue: 0.05%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	375,417

Utilities Revenue: 0.06%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	505,495

Water & Sewer Revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	571,401
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	538,265

				1,109,666

				1,990,578

Hawaii: 0.28%

Airport Revenue: 0.28%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,354,440

Idaho: 0.21%

Education Revenue: 0.21%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,070,980
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	440,000	448,910
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,430

				1,770,320

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  9

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 17.31%

Airport Revenue: 1.67%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50%	1-1-2031	$4,500,000	$4,884,840
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,003,500
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,354,725
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,182,918
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,354,040
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,575,150
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,085,580
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	566,390

				14,007,143

Education Revenue: 0.32%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,639,931

GO Revenue: 5.82%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	898,335
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,702,577
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,644,780
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	598,807
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	509,464
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	588,672
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,402,271
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,123,070
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,118,650
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,364,368
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,103,170
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,896,944
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,980,780
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,173,000
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,820,225
Chicago IL Series C	4.00	1-1-2021	750,000	763,590
Cook County IL School District #159 Prerefunded CAB (AGM Insured) ¤	0.00	12-1-2023	455,000	445,791
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	625,374
Cook County IL School District #159 Unrefunded CAB (AGM Insured) ¤	0.00	12-1-2023	160,000	154,546
Cook County IL Series A	5.00	11-15-2020	770,000	776,745
Illinois (AGM Insured)	5.00	1-1-2023	820,000	821,837
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,235,847
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,055,720
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,042,236
Illinois State	5.00	11-1-2025	2,000,000	2,164,340
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,141,750
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,940,975
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	584,970
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,145,771
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B BAM-Tennessee Consolidated Retirement System (BAM Insured) ¤	0.00	1-1-2027	1,030,000	899,303
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B BAM-Tennessee Consolidated Retirement System (BAM Insured) ¤	0.00	1-1-2028	475,000	403,323
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B BAM-Tennessee Consolidated Retirement System (BAM Insured)	5.00	1-1-2030	1,000,000	1,069,590

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00%	1-1-2027	$4,000,000	$4,298,040
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,205,682

				48,700,543

Miscellaneous Revenue: 1.87%
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,047,780
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,282,000	2,293,821
Illinois	5.00	5-1-2025	870,000	924,479
Illinois	5.50	7-1-2025	1,250,000	1,329,225
Illinois	5.50	7-1-2033	1,000,000	1,048,600
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,385
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	340,000	349,557
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	533,496
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,084,040
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,064,490
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.31	6-15-2050	5,000,000	5,000,000

				15,680,873

Tax Revenue: 4.78%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,427,195
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,340,273
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,698,605
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,016,710
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,579,921
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,066,240
Illinois Series A	4.00	1-1-2029	1,000,000	1,000,140
Illinois Series A	5.00	1-1-2027	2,000,000	2,045,460
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,737,075
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,641,840
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	7,613,210
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,077,970
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,444,404
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,295,461
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,069,140

				40,053,644

Tobacco Revenue: 0.41%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,406,170

Transportation Revenue: 0.64%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,928,580
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,292,331
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,136,976

				5,357,887

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  11

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 1.80%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00%	1-1-2025	$1,985,000	$2,215,419
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,050,160
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,026,036
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,105,658
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,657,385
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	776,383
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,062,030
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,155,940

				15,049,011

				144,895,202

Indiana: 2.33%

Health Revenue: 1.57%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,000,788
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	105,000	106,854
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,895,000	6,998,287

				13,105,929

Industrial Development Revenue: 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,070,790

Miscellaneous Revenue: 0.46%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	661,707
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,226,371

				3,888,078

Water & Sewer Revenue: 0.17%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,386,530

				19,451,327

Iowa: 0.66%

Industrial Development Revenue: 0.60%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	0.31	4-1-2022	5,000,000	5,000,000

Miscellaneous Revenue: 0.06%
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	501,590

				5,501,590

Kansas: 0.77%

Tax Revenue: 0.77%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	6,438,128

Kentucky: 3.52%

Transportation Revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	979,062

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 3.40%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00%	12-1-2049	$9,020,000	$10,137,307
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,159,360
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	8,050,000	9,405,781
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,791,675

				28,494,123

				29,473,185

Louisiana: 1.20%

Industrial Development Revenue: 0.83%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.31	11-1-2040	6,000,000	6,000,000
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	957,450

				6,957,450

Water & Sewer Revenue: 0.37%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	712,002
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	591,450
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	588,760
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	662,479
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	484,981

				3,039,672

				9,997,122

Maine: 0.04%

Airport Revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	161,991
Portland ME General Airport	5.00	7-1-2023	175,000	195,487

				357,478

Maryland: 1.24%

Airport Revenue: 0.47%
Maryland Economic Development Corporation	4.00	7-1-2039	1,100,000	1,195,392
Maryland Economic Development Corporation	4.00	7-1-2044	750,000	798,143
Maryland Economic Development Corporation	5.00	7-1-2024	645,000	723,535
Maryland Economic Development Corporation	5.00	7-1-2027	800,000	945,672
Maryland Economic Development Corporation	5.00	7-1-2029	220,000	268,158

				3,930,900

Education Revenue: 0.70%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,056,950
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,654,740
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,117,331

				5,829,021

Health Revenue: 0.07%
Maryland Health and Higher Educational Facilities Authority Revenue Frederick Health System	4.00	7-1-2040	550,000	612,711

				10,372,632

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  13

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.18%

Health Revenue: 0.69%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00%	7-1-2038	$5,000,000	$5,783,950

Tax Revenue: 0.49%
Massachusetts School Building Authority	5.00	8-15-2037	2,000,000	2,360,220
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,759,134

				4,119,354

				9,903,304

Michigan: 4.66%

Education Revenue: 0.06%
Michigan Public Educational Facilities Authority Bradford Academy Project †	8.00	9-1-2021	55,000	42,900
Western Michigan University	5.25	11-15-2031	400,000	459,416

				502,316

GO Revenue: 0.10%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	830,000	831,494

Health Revenue: 1.46%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	12,214,290

Miscellaneous Revenue: 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,257,420

Tax Revenue: 0.51%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,243,760

Water & Sewer Revenue: 2.26%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,247,543
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,489,760
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,562,480
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,503,520
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,143,780

				18,947,083

				38,996,363

Minnesota: 0.77%

Education Revenue: 0.05%
Independence MN Charter School Lease Series A	4.25	7-1-2026	435,000	441,677

Miscellaneous Revenue: 0.72%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) øø	0.12	8-15-2037	6,000,000	6,000,000

				6,441,677

Mississippi: 0.80%

Miscellaneous Revenue: 0.43%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,561,241

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue: 0.24%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00%	2-1-2036	$2,000,000	$2,042,680

Water & Sewer Revenue: 0.13%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,081,180

				6,685,101

Missouri: 0.84%

Health Revenue: 0.13%
Missouri HEFA	5.00	2-1-2021	800,000	808,424
Missouri HEFA	5.00	2-1-2022	220,000	225,947

				1,034,371

Miscellaneous Revenue: 0.71%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,946,950

				6,981,321

Nebraska: 0.67%

Utilities Revenue: 0.67%
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,960,000	5,629,997

Nevada: 0.81%

GO Revenue: 0.81%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	867,158
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,261,220
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,634,980

				6,763,358

New Hampshire: 0.80%

Housing Revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,989,118	2,132,016

Water & Sewer Revenue: 0.54%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,129,060
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	972,096
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,895,132
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	550,469

				4,546,757

				6,678,773

New Jersey: 5.24%

Education Revenue: 0.98%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	2,017,229
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	524,650

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  15

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25%	7-1-2037	$1,500,000	$1,509,600
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,063,502
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,092,850

				8,207,831

GO Revenue: 0.31%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,590,005

Housing Revenue: 1.34%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,105,000	4,552,117
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,135,000	4,610,070
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,815,000	2,040,369

				11,202,556

Miscellaneous Revenue: 1.57%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,518,906
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,334,401
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,284,500
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	234,438
New Jersey TTFA Series A	5.25	12-15-2022	600,000	642,246
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	2,000,000	2,098,300

				13,112,791

Tax Revenue: 0.22%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,864,335

Transportation Revenue: 0.65%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,638,900
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,234,960
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,587,060

				5,460,920

Water & Sewer Revenue: 0.17%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,397,007

				43,835,445

New Mexico: 0.74%

Utilities Revenue: 0.74%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	6,161,454

New York: 3.43%

Education Revenue: 1.11%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,649,030
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project %%	5.66	2-1-2044	4,585,000	4,594,858

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65%	2-1-2044	$490,000	$510,428
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	550,180

				9,304,496

GO Revenue: 0.38%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,101,260
Suffolk County NY Series A	5.00	3-19-2021	2,000,000	2,046,480

				3,147,740

Health Revenue: 0.07%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	555,124

Industrial Development Revenue: 0.26%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	979,880
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia Airport	5.00	1-1-2031	1,135,000	1,215,664

				2,195,544

Tax Revenue: 0.42%
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,472,710

Tobacco Revenue: 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	519,495

Transportation Revenue: 1.08%
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,417,420
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,259,240
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	3,000,000	3,390,390

				9,067,050

Water & Sewer Revenue: 0.05%
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	422,869

				28,685,028

Ohio: 2.27%

Health Revenue: 1.28%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,072,168
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,566,850
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,105,280

				10,744,298

Industrial Development Revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,023,540

Miscellaneous Revenue: 0.56%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,288,680
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,423,597

				4,712,277

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  17

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 0.19%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25%	9-1-2029	$1,500,000	$1,541,100

				19,021,215

Oklahoma: 1.85%

Airport Revenue: 0.83%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,563,222
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,361,780

				6,925,002

Miscellaneous Revenue: 1.02%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,879,818
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,335,777
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,376,060

				8,591,655

				15,516,657

Oregon: 0.02%

Education Revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	197,722

Pennsylvania: 8.23%

Airport Revenue: 0.46%
Philadelphia PA Airport Series A	5.00	6-15-2027	1,000,000	1,035,110
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,862,425

				3,897,535

Education Revenue: 0.71%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	255,000	261,944
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	671,240
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	778,460
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,565,625
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,119,900
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	195,000	197,291
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	85,000	88,342
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	306,944

				5,989,746

GO Revenue: 2.01%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,147,790
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,174,760
North Pocono PA School District Notes Series A (AGM Insured) %%	4.00	9-15-2028	2,500,000	2,942,500
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,161,470
Philadelphia PA School District Series C	5.00	9-1-2020	790,000	795,364
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,360,031
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,549,510
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,179,970

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Philadelphia PA School District Unrefunded Bond Series F	5.00%	9-1-2030	$1,000,000	$1,210,390
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,282,209

				16,803,994

Health Revenue: 0.88%
Berks County PA Municipal Authority	5.00	11-1-2044	1,100,000	1,123,023
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	503,199
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,002,537
Bucks County PA IIDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,537,721
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,114,540
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,099,040

				7,380,060

Industrial Development Revenue: 0.66%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,489,400

Miscellaneous Revenue: 2.52%
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,490,000	5,807,142
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	605,960
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,800,075
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,425,601
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,864,080
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,940,320
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	242,936
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,370,406

				21,056,520

Tax Revenue: 0.16%
Pennsylvania Turnpike Commission	5.00	12-1-2043	1,115,000	1,324,988

Transportation Revenue: 0.51%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,676,190
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,163,260
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,443,032

				4,282,482

Water & Sewer Revenue: 0.32%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,350,367
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,336,125

				2,686,492

				68,911,217

South Carolina: 1.15%

Education Revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,192,013

Health Revenue: 0.18%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	263,318
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,223,846

				1,487,164

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  19

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue: 0.16%
South Carolina Jobs EDA	8.00%	12-6-2029	$115,000	$109,035
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,255,740

				1,364,775

Water & Sewer Revenue: 0.67%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,602,239

				9,646,191

Tennessee: 1.84%

Health Revenue: 0.37%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,111,749

Utilities Revenue: 1.47%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	9,058,000
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,229,020

				12,287,020

				15,398,769

Texas: 6.32%

Airport Revenue: 1.55%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,762,225
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,450,451
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,760,325

				12,973,001

Education Revenue: 1.45%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,342,138
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,098,190
Clifton TX Higher Education Finance Corporation International Leadership Series D	6.00	8-15-2038	2,500,000	2,774,425
Clifton TX Higher Education Finance Corporation International Leadership Series D	6.13	8-15-2048	2,250,000	2,481,278
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,184,940
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	955,000	961,675
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	60,000	62,135
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	509,525
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	767,910

				12,182,216

GO Revenue: 1.10%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,641,987
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,248,350
Port Isabel TX 144A	5.10	2-15-2049	505,000	559,949
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,746,484

				9,196,770

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 0.18%
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50%	7-1-2020	$1,500,000	$1,500,000

Miscellaneous Revenue: 1.00%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,805,000	5,831,239
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,810,933
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	697,046

				8,339,218

Tax Revenue: 0.15%
Old Spanish Trail Alameda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2035	1,070,000	1,239,884

Transportation Revenue: 0.71%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,128,380
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	357,210
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	251,475
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,748,250
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,489,657

				5,974,972

Water & Sewer Revenue: 0.18%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	908,955
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	604,465

				1,513,420

				52,919,481

Utah: 1.81%

Airport Revenue: 0.29%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,207,680
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,197,610

				2,405,290

Education Revenue: 0.91%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	730,000	742,359
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	3,000,000	3,246,390
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,605,840
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	852,635
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	481,329
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	690,896

				7,619,449

Health Revenue: 0.61%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,147,650

				15,172,389

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  21

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont: 0.21%

Education Revenue: 0.21%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	1.17%	6-2-2042	$1,813,864	$1,752,773

Virginia: 0.96%

Health Revenue: 0.05%
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	459,915

Transportation Revenue: 0.91%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,078,660
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,588,100
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,055,180
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,852,326

				7,574,266

				8,034,181

Washington: 2.93%

Airport Revenue: 0.87%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,749,200
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,543,150

				7,292,350

GO Revenue: 0.82%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	544,754
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,325,605

				6,870,359

Health Revenue: 1.17%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,510,756
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	1.13	1-1-2035	5,040,000	5,017,673
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.53	1-1-2035	2,000,000	1,957,880
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A %%	5.00	9-1-2036	365,000	458,009
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A %%	5.00	9-1-2037	670,000	839,162

				9,783,480

Water & Sewer Revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	602,735

				24,548,924

Wisconsin: 4.97%

Airport Revenue: 0.32%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,642,051

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue: 1.39%
Wisconsin PFA Carolina International School Series A 144A	7.20%	8-1-2048	$1,000,000	$1,100,670
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,131,935
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,423,622
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,821,522
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	380,000	381,809
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,767,576

				11,627,134

Health Revenue: 1.85%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	802,816
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	571,555
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	683,244
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	624,371
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series A	5.00	7-1-2044	1,050,000	1,190,711
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series B	5.00	7-1-2038	750,000	859,590
Wisconsin PFA Series A ##	4.00	10-1-2049	10,000,000	10,764,400

				15,496,687

Miscellaneous Revenue: 0.32%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,721,362

Tax Revenue: 1.09%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,127,000
Mount Pleasant WI Series A	5.00	4-1-2048	2,500,000	3,013,175

				9,140,175

				41,627,409

Total Municipal Obligations (Cost $799,318,128)				837,266,203

	Yield		Shares
Short-Term Investments: 0.17%

Investment Companies: 0.17%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	0.10		1,460,417	1,460,855

Total Short-Term Investments (Cost $1,460,508)				1,460,855

Total investments in securities (Cost $800,778,636)	100.20%	838,727,058

Other assets and liabilities, net	(0.20)	(1,707,259)

Total net assets	100.00%	$837,019,799

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  23

Portfolio of investments—June 30, 2020 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$2,893,624	$105,094,708	$(106,530,226)	$2,402	$347	$31,517	$1,460,855	0.17%

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Managed Account

Statement of assets and liabilities—June 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $799,318,128)	$837,266,203
Investments in affiliated securities, at value (cost $1,460,508)	1,460,855
Cash	60,223
Receivable for investments sold	690,000
Receivable for Fund shares sold	503,170
Receivable for interest	9,085,965
Prepaid expenses and other assets	103,615

Total assets	849,170,031

Liabilities
Payable for investments purchased	8,805,373
Payable for Fund shares redeemed	1,117,883
Dividends payable	2,226,976

Total liabilities	12,150,232

Total net assets	$837,019,799

Net assets consist of
Paid-in capital	$814,922,746
Total distributable earnings	22,097,053

Total net assets	$837,019,799

Computation of net asset value per share
Net assets	$837,019,799
Shares outstanding[1]	68,814,346
Net asset value per share	$12.16

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  25

Statement of operations—six months ended June 30, 2020 (unaudited)

Investment income
Interest	$13,611,945
Interest from affiliated securities	31,517

Total investment income	13,643,462

Expenses
Custody and accounting fees	32,870
Professional fees	9,951
Registration fees	63,068
Shareholder report expenses	15,238
Trustees’ fees and expenses	6,577
Other fees and expenses	9,966

Total expenses	137,670
Less: Fee waivers and/or expense reimbursements	(137,670)

Net expenses	0

Net investment income	13,643,462

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(11,067,039)
Affiliated securities	2,402

Net realized losses on investments	(11,064,637)

Net change in unrealized gains (losses) on
Unaffiliated securities	(3,873,074)
Affiliated securities	347

Net change in unrealized gains (losses) on investments	(3,872,727)

Net realized and unrealized gains (losses) on investments	(14,937,364)

Net decrease in net assets resulting from operations	$(1,293,902)

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Managed Account

Statement of changes in net assets

	Six months ended June 30, 2020 (unaudited)		Year ended December 31, 2019

Operations
Net investment income		$13,643,462		$26,010,133
Net realized gains (losses) on investments		(11,064,637)		1,185,862
Net change in unrealized gains (losses) on investments		(3,872,727)		33,326,041

Net increase (decrease) in net assets resulting from operations		(1,293,902)		60,522,036

Distributions to shareholders from net investment income and net realized gains		(13,645,135)		(26,004,956)

Capital share transactions	Shares		Shares
Proceeds from shares sold	11,550,807	140,259,529	24,483,989	298,047,384
Payment for shares redeemed	(12,159,031)	(146,402,785)	(10,727,172)	(130,908,591)

Net increase (decrease) in net assets resulting from capital share transactions		(6,143,256)		167,138,793

Total increase (decrease) in net assets		(21,082,293)		201,655,873

Net assets
Beginning of period		858,102,092		656,446,219

End of period		$837,019,799		$858,102,092

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2020 (unaudited)	Year ended December 31
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.36	$11.79	$11.91	$11.51	$11.96	$11.86
Net investment income	0.20	0.41	0.43	0.40	0.37	0.41
Net realized and unrealized gains (losses) on investments	(0.20)	0.57	(0.13)	0.40	(0.45)	0.10

Total from investment operations	0.00	0.98	0.30	0.80	(0.08)	0.51
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.42)	(0.40)	(0.37)	(0.41)
Net asset value, end of period	$12.16	$12.36	$11.79	$11.91	$11.51	$11.96
Total return[1]	0.00%	8.42%	2.63%	7.02%	(0.75)%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.02%	0.03%	0.04%	0.04%	0.07%
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	3.29%	3.37%	3.62%	3.39%	3.05%	3.45%
Supplemental data
Portfolio turnover rate	14%	7%	28%	19%	15%	21%
Net assets, end of period (000s omitted)	$837,020	$858,102	$656,446	$618,341	$539,047	$361,409

[1]	Returns for periods of less than one year are not annualized.

[2]

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account Core Builder Shares - Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance

Wells Fargo Managed Account  |  29

Notes to financial statements (unaudited)

with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2020, the aggregate cost of all investments for federal income tax purposes was $800,778,742 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$40,423,663

Gross unrealized losses	(2,475,347)

Net unrealized gains	$37,948,316

As of December 31, 2019, the Fund had capital loss carryforwards which consisted of $4,788,693 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$837,266,203	$0	$837,266,203

Short-term investments

Investment companies	1,460,855	0	0	1,460,855

Total assets	$1,460,855	$837,266,203	$0	$838,727,058

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

30  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $20,077,000 and $12,992,000 in interfund purchases and sales, respectively, during the six months ended June 30, 2020.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2020 were $115,635,974 and $112,912,682, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2020, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2020, two unaffiliated shareholders owned 65% of the Fund and an affiliate of Wells Fargo owned 22% of the Fund.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

Wells Fargo Managed Account  |  31

Notes to financial statements (unaudited)

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

32  |  Wells Fargo Managed Account

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTELY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Managed Account  |  33

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

34  |  Wells Fargo Managed Account

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Managed Account  |  35

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wfam.com.

36  |  Wells Fargo Managed Account

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Managed Account CoreBuilder® Shares – Series M

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder® Shares – Series M (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Managed Account  |  37

Other information (unaudited)

Fund investment performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure of the Fund in deciding to re-approve the Advisory Agreements for the Fund.

Investment management and sub-advisory fee rates

The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Funds Management for investment advisory services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

38  |  Wells Fargo Managed Account

Other information (unaudited)

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Management Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser was reasonable.

Wells Fargo Managed Account  |  39

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

40  |  Wells Fargo Managed Account

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Website: wfam.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0720-00252 08-20

SCBM/SAR130 06-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series M is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: August 26, 2020

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 26, 2020